Income taxes (Narrative) (Detail) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Income Taxes [Line Items]
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	SFr 1,231	SFr 1,689
Description of tax laws applicable to unused tax losses	In general, Swiss tax losses can be carried forward for seven years, US federal tax losses incurred before 31 December 2017 for 20 years and US federal tax losses incurred after 31 December 2017 and also UK and Jersey tax losses for an unlimited period.
Undistributed earnings of subsidiaries that are indefinitely invested, of which deferred tax liabilities are recognized	SFr 0
Net tax expense	4,139	805	SFr (898)
Deferred tax expense / (income) relating to changes in tax rates	SFr 2,865
Explanation of changes in applicable tax rates to previous accounting period	reduction in the US federal corporate tax rate to 21% from 35% after the enactment of the TCJA during the fourth quarter of 2017.
Swiss
Disclosure Income Taxes [Line Items]
Net tax expense	SFr 485
Non-Swiss
Disclosure Income Taxes [Line Items]
Net tax expense	3,654
UBS AG
Disclosure Income Taxes [Line Items]
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	SFr 1,185	1,689
Description of tax laws applicable to unused tax losses	In general, Swiss tax losses can be carried forward for seven years, US federal tax losses incurred before 31 December 2017 for 20 years and US federal tax losses incurred after 31 December 2017 and also UK and Jersey tax losses for an unlimited period.
Undistributed earnings of subsidiaries that are indefinitely invested, of which deferred tax liabilities are recognized	SFr 0
Net tax expense	4,077	SFr 781	SFr (908)
Deferred tax expense / (income) relating to changes in tax rates	SFr 2,865
Explanation of changes in applicable tax rates to previous accounting period	reduction in the US federal corporate tax rate to 21% from 35% after the enactment of the TCJA during the fourth quarter of 2017.
UBS AG | Swiss
Disclosure Income Taxes [Line Items]
Net tax expense	SFr 423
UBS AG | Non-Swiss
Disclosure Income Taxes [Line Items]
Net tax expense	SFr 3,654